CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income (loss)	$ 215	$ (202)	$ 269
Adjusted for the following items:
Equity accounted income, net	(69)	(68)	(4)
Impairment expense, net	39	261	95
Depreciation and amortization expense	371	286	257
Gain on acquisitions/dispositions, net	(267)	(57)	(269)
Provisions and other items	114	41	(81)
Deferred income tax expense (recovery)	(22)	(41)	5
Changes in non-cash working capital, net	(91)	9	60
Cash from operating activities	290	229	332
Financing Activities
Proceeds from borrowings, net	1,694	474	1,618
Repayment of borrowings	(1,345)	(1,008)	(549)
Capital provided by limited partners and Redemption-Exchange Unitholders	621	634	0
Capital provided by preferred shareholders	0	15	0
Capital provided by others who have interests in operating subsidiaries	897	456	977
Capital provided by Brookfield Asset Management Inc.	0	78	638
Distributions to limited partners and Redemption-Exchange Unitholders	(31)	(12)	0
Distributions to Special Limited Partners	(95)	0	0
Distributions to others who have interests in operating subsidiaries	(388)	(40)	(253)
Distributions to Brookfield Asset Management Inc.	0	(11)	(460)
Cash from (used in) financing activities	1,353	586	1,971
Acquisitions
Subsidiaries, net of cash acquired	(1,668)	(63)	(1,476)
Property, plant and equipment and intangible assets	(240)	(144)	(139)
Equity accounted investments	(208)	0	(365)
Financial assets	(290)	(447)	(202)
Dispositions and distributions
Subsidiaries, net of cash disposed	383	0	0
Property, plant and equipment	17	22	58
Equity accounted investments	60	149	47
Financial assets	259	327	0
Proceeds from sale of assets held for sale	0	15	0
Net settlement of foreign exchange hedges	(12)
Net settlement of foreign exchange hedges		19	2
Restricted cash and deposits	104	26	(19)
Cash from (used in) investing activities	(1,595)	(96)	(2,094)
Cash
Change during the period	48	719	209
Impact of foreign exchange on cash	8	(15)	(18)
Cash reclassified as assets held for sale	0	(8)	0
Balance, beginning of year	1,050	354	163
Balance, end of year	$ 1,106	$ 1,050	$ 354